PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Sep. 30, 2021
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Schedule of assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries

	March 31, 2021	September 30, 2021
	RMB	RMB

Cash and cash equivalents	299	112
Amounts due from Group companies	207,313	177,703
Accounts receivable, net	2,202	2,220
Other receivables, net	43,493	43,477
Prepaid expense and other current assets	2,514	4,480
Long-term investments	5,666	5,941
Property, equipment and software, net	3,531	3,240
Intangible assets, net	313	287
Total assets	265,331	237,460

Accounts payable	4	4
Amounts due to Group companies	815,459	792,812
Other payables and other current liabilities	65,472	63,327
Total liabilities	880,935	856,143

	Six months ended September 30,
	2020	2021
	RMB	RMB

Total revenues	1,539	1,153
Cost of revenues	(32)	(115)
Net loss	(2,160)	(3,079)

Net cash used in operating activities	(1,768)	(471)
Net cash generated from investing activities	134	284
Net cash generated from financing activities	249	—
Net decrease in cash and cash equivalents	(1,385)	(187)
Cash and cash equivalents at beginning of the period	1,852	299
Cash and cash equivalents at end of the period	467	112

Schedule of estimated useful lives of property, equipment and software

Electronic equipment	3 years
Furniture	5 years
Vehicles and motors	4 years
Software	5 years
Leasehold improvement	lesser of the term of the lease or the estimated useful lives of the assets

Schedule of value-added tax rate for general VAT payers

Type of service	Applicable VAT rate (%)
Vehicle sales	0.5 - 6%
Commission	6%
Value-added service	6%
Other services	6%

Credit loss of Loan recognized as a result of payment under the guarantee
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Schedule of sensitivity analysis

Change in the assumptions would affect the allowance for credit loss of Loan recognized as a result of payment under the guarantee. The effect of the indicated increase/decrease in the assumptions for the Company is as follows (in thousands):

Assumption	Basis Point Change	Increase/(Decrease)
Loss rate	+/- 100	7,332/ (7,332)